Provision for major overhauls (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Provision for Major Overhauls in Respect of Aircraft Held under Operating Leases

Details of provision for major overhauls in respect of aircraft held under operating leases are as follows:

	2017	2016
	RMB million	RMB million
At January 1	2,857	2,365
Additional provision	1,063	1,020
Utilization	(550)	(528)

At December 31	3,370	2,857
Less: current portion (Note 42)	(562)	(768)

	2,808	2,089